SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Preferred shares		$ 9,359,000
Convertible loan notes		3,743,000
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Preferred shares		9,359,000
Convertible loan notes		$ 3,743,000